Operating Segment and Revenue Information - Schedule of Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 3,569,006	¥ 3,197,812	¥ 3,291,188
Non-current assets	9,857,219	9,462,877
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	658,983	559,748	592,786
Non-current assets	401,019	413,402
U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,714,421	1,567,931	1,595,922
Non-current assets	6,663,654	6,345,039
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	739,168	666,177	645,528
Asia (excluding Japan)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	196,964	156,240	165,401
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	128,467	121,638	143,456
Russia/CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	62,057	57,560	76,835
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,514,645	1,494,239
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	68,945	68,518	¥ 71,260
Non-current assets	¥ 1,277,902	¥ 1,210,197